Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	INTERMEDIATE BOND FUND OF AMERICA
Entity Central Index Key	0000826813
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Oct. 30, 2020
Intermediate Bond Fund of America® | Class T
Prospectus:
Trading Symbol	TIBBX
Intermediate Bond Fund of America® | Class 529-T
Prospectus:
Trading Symbol	TIIBX
Intermediate Bond Fund of America® | Class F-3
Prospectus:
Trading Symbol	IFBFX
Intermediate Bond Fund of America® | Class R-5E
Prospectus:
Trading Symbol	RBOHX
Intermediate Bond Fund of America® | Class R-2E
Prospectus:
Trading Symbol	REBBX
Intermediate Bond Fund of America® | Class R-6
Prospectus:
Trading Symbol	RBOGX
Intermediate Bond Fund of America® | Class F-2
Prospectus:
Trading Symbol	IBAFX
Intermediate Bond Fund of America® | Class 529-F-1
Prospectus:
Trading Symbol	CBOFX
Intermediate Bond Fund of America® | Class 529-E
Prospectus:
Trading Symbol	CBOEX
Intermediate Bond Fund of America® | Class 529-C
Prospectus:
Trading Symbol	CBOCX
Intermediate Bond Fund of America® | Class 529-A
Prospectus:
Trading Symbol	CBOAX
Intermediate Bond Fund of America® | Class F-1
Prospectus:
Trading Symbol	IBFFX
Intermediate Bond Fund of America® | Class C
Prospectus:
Trading Symbol	IBFCX
Intermediate Bond Fund of America® | Class R-5
Prospectus:
Trading Symbol	RBOFX
Intermediate Bond Fund of America® | Class R-4
Prospectus:
Trading Symbol	RBOEX
Intermediate Bond Fund of America® | Class R-3
Prospectus:
Trading Symbol	RBOCX
Intermediate Bond Fund of America® | Class R-2
Prospectus:
Trading Symbol	RBOBX
Intermediate Bond Fund of America® | Class R-1
Prospectus:
Trading Symbol	RBOAX
Intermediate Bond Fund of America® | Class A
Prospectus:
Trading Symbol	AIBAX
Intermediate Bond Fund of America® | Class 529-F-2
Prospectus:
Trading Symbol	FFOOX
Intermediate Bond Fund of America® | Class 529-F-3
Prospectus:
Trading Symbol	FIFBX